10. Deferred taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred taxes - Assets
Carryforward losses - Income tax	R$ 117,411	R$ 204,940
Carryforward losses - Social contribution	55,879	87,389
Temporary differences:
Provision for legal and administrative proceedings	196,589	114,742
Allowance for doubtful accounts	164,707	120,096
Adjustment to net present value - 3G license	11,066	13,008
Deferred tax on IFRS adjustments:
Acquisition of stocks from minority shareholders	53,569	53,569
Others	6,270	8,200
Lease of LT Amazonas Infrastructure	19,003	16,144
Profit sharing	40,902	26,470
Taxes with suspended enforceability	12,872	12,872
Amortized goodwill - TIM Fiber	(370,494)	(328,152)
Derivative financial instruments	(16,432)	(46,053)
Capitalized interests on 4G authorization	(258,175)	(173,408)
Deemed cost - TIM S.A.	(94,912)	(108,358)
Other	65,686	31,114
Total deferred taxes - Assets	3,941	32,573
Deferred taxes asset not recognized due to lack of expected future taxable income (Intelig and TIM Participacoes)	(102,860)	(99,241)
Subtotal	(98,919)	(66,668)
Deferred tax assets	0	41,690
Total deferred taxes - Liabilities	R$ (98,919)	R$ (108,358)